Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	562	454	603	427
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(243)	290	273	695
Accrued expenses and other liabilities	1,408	(1,040)	(1,177)	(1,054)
Net cash used in operating activities	(5,447)	(11,276)	(13,703)	(14,840)
Financing activities:
Proceeds from exercise of stock options			0	34
Net cash provided by financing activities	12,304	0	5,000	9,566
Net increase in cash and cash equivalents	6,857	(11,276)	(8,703)	(5,274)
Cash and cash equivalents at beginning of period	7,350	16,053	16,053	21,327
Cash and cash equivalents at end of period	14,207	4,777	7,350	16,053
Pieris Pharmaceuticals, Inc. [Member]
Operating activities:
Net loss	(11,369)	(19,959)	(24,543)	(33,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization (accretion)			1,904	2,770
Right-of-use asset accretion	0	(98)	(123)	10
Stock-based compensation	1,223	2,898	3,349	4,402
Asset impairment	0	14,893	13,912	0
Realized investment losses	0	(53)	(53)	(376)
Other non-cash transactions	864	(129)	(124)	(91)
Changes in operating assets and liabilities:
Accounts receivable			5,307	(2,624)
Prepaid expenses and other assets			1,018	(1,358)
Deferred revenue			(39,967)	(20,185)
Account payable			(789)	(4,208)
Accrued expenses and other liabilities			(2,336)	(4,005)
Lease liability, prior to operating lease termination			(868)	(990)
Change in lease liability due to termination of operating lease			(10,506)	0
Net cash used in operating activities	(8,330)	(34,150)	(53,819)	(59,932)
Investing activities:
Purchases of property and equipment	0	(184)	(171)	(1,041)
Proceeds from maturity of investments	9,000	24,007	35,008	28,200
Purchases of investments	0	(15,270)	(22,835)	(48,395)
Net cash provided by investing activities	11,318	8,553	12,002	(21,236)
Financing activities:
Proceeds from exercise of stock options			0	95
Proceeds from employee stock purchase plan	0	52	66	197
Proceeds from issuance of common stock resulting from ATM sales, net of $0.7 million in transaction costs	0	19,729	19,729	6,922
Net cash provided by financing activities	0	19,781	19,795	7,214
Effect of exchange rate change on cash and cash equivalents	(1,021)	75	783	(5,175)
Net increase in cash and cash equivalents	1,967	(5,741)	(21,239)	(79,129)
Cash and cash equivalents at beginning of period	17,396	38,635	38,635	117,764
Cash and cash equivalents at end of period	19,363	32,894	17,396	38,635
Supplemental cash flow disclosures:
Net unrealized gain (loss) on investments	$ (1)	$ 74	74	(73)
Property and equipment included in accounts payable			$ 0	$ 193